Reserves - Summary of Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Accumulated comprehensive loss of investments in associates and joint ventures	₩ (670,435)	₩ (516,528)
Changes in fair value of equity investments at fair value through other comprehensive income	(295,300)
Changes in the unrealized fair value of available-for-saleinvestments	(295,300)	230,190	₩ 276,143
Foreign currency translation differences	(417,817)	(372,166)
Gain or losses on valuation of derivatives	(352)	(136)
Others	(20,464)	(23,916)
Reserves	₩ (1,404,368)	₩ (682,556)